Consolidated Balance Sheets (Parenthetical) (Unaudited) - $ / shares	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, shares issued	1,900	0
Preferred Stock, shares outstanding	1,900	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, authorized shares	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	4,894,638	824,831	187,098
Common Stock, outstanding shares	4,894,638	824,831	187,098